CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS	3 Months Ended
Mar. 31, 2024
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of March 31, 2024, was calculated to be $19,296,856. Wilson-Davis had $19,200,000 cash which was $96,856 less than the amount required. On April 1, 2024, Wilson-Davis deposited $600,000 to the reserve account in accordance with the rule, which resulted in an excess of $504,026.

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of March 31, 2024, was calculated to be $100,000. Wilson-Davis had $200,000 cash on deposit in the reserve account, which was $100,000 more than the amount required.